Share-Based Compensation and Share-Based Payment Reserve (Tables)	12 Months Ended
Jul. 31, 2021
Classes of employee benefits expense [abstract]
Summary of Changes in Stock Options

A summary of changes in stock options for the years ended July 31, 2021, 2020 and 2019 is presented below:

	Number of options outstanding	Weighted average exercise price
Balance, July 31, 2018	31,410	$43.96
Expired (i)	(2,167)	(90.35)
Cancelled	(6,000)	(43.96)
Balance, July 31, 2019	23,243	41.51
Granted (ii)	166	50.47
Expired (iii)	(3,440)	(39.07)
Balance, July 31, 2020	19,969	39.89
Granted (iv)	672,000	4.24
Expired (v)	(16,636)	(38.32)
Forfeited (v)	(667)	(61.83)
Balance, July 31, 2021	674,666	$4.39

Schedule of Options Outstanding and Exercisable

Number of Options	Exercise Price	Exercisable At July 31, 2021	Expiry Date
1,667	$48.15	1,667	March 10, 2022
833	$33.70	833	July 1, 2023
166	$16.85	166	September 9, 2024
612,000	$4.24	612,000	March 29, 2026
60,000	$4.24	60,000	April 19, 2026
674,666		674,666